Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net loss	$ (33,250)	$ (27,724)
Items not affecting cash:
Stock-based compensation	11,566	3,193
Depreciation	939	894
Foreign exchange loss/(gain)	3,759	(351)
Share of loss in Joint Venture	4,850	3,987
Convertible security accretion		806
Loss on sale of 50% interest in Minera Exar		8,374
Inventories write down	774	648
Other expense/(income)	291	(627)
Changes in non-cash working capital items:
(Increase)/decrease in receivables, prepaids and deposits and deferred financing costs	(596)	40
(Increase)/decrease in inventories	(2,092)	88
Increase/(decrease) in accounts payable and accrued liabilities	845	(640)
Net cash used in operating activities	(12,914)	(11,312)
INVESTING ACTIVITIES
Loans to Joint Venture (Note 5)	(11,000)
Equity investment in Joint Venture (Note 5)	(13,700)
Additions to exploration and evaluation assets	(626)	(991)
Cash received from Joint Venture, net		14,661
Restricted cash	834	(2,500)
Additions to property, plant and equipment (Note 6)	(1,059)	(640)
Net cash (used in)/provided by investing activities	(25,551)	10,530
FINANCING ACTIVITIES
Proceeds from stock options exercises	812	806
Proceeds from warrants exercises	5,540	1,149
Repayment of convertible security funding		(1,653)
Net proceeds from equity financing (Note 9)	79,244	3,482
Finance lease repayments	(46)	(52)
Repayment of long-term borrowing	(125)	(147)
Net cash provided by financing activities	85,425	3,585
EFFECT OF FOREIGN EXCHANGE ON CASH	378	(299)
CHANGE IN CASH AND CASH EQUIVALENTS	47,338	2,504
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	8,056	5,552
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 55,394	$ 8,056